Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment Annual Rates (Details) - Free Share X-Change Limited (Anguilla) [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Computer Hardware [Member]
Estimated useful lives of property and equipment annual rates	33.00%	33.00%
Computer Software [Member]
Estimated useful lives of property and equipment annual rates	20.00%	20.00%